EMPLOYEE BENEFIT PLANS - PENSION AND OTHER POSTEMPLOYMENT BENEFIT PLANS, NARRATIVE (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) plan	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of noncontributory defined benefit retirement plans (in plans) | plan	2
Required number of years of service (more than)	1 year
Years of service and average compensation, basis period for plan benefits	60 months
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer discretionary contributions	$ 0	$ 0	$ 0
Employer contributions	596,000	231,000
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	8,400,000	$ 7,926,000	6,200,000
OPEB | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated future employer contributions over the next five years	5,000,000
OPEB | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated future employer contributions over the next five years	$ 10,000,000
Special Termination Benefits | Voluntary Early Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits cost			4,200,000
Other Severance Benefits | Voluntary Early Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits cost			2,200,000
Home Services and Other | Voluntary Early Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits cost			1,300,000
NJNG | Voluntary Early Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits cost			$ 5,100,000